Cover	May 02, 2022
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001085392
Entity Registrant Name	PUGET ENERGY INC /WA
Document Period End Date	May 02, 2022
Entity File Number	1-16305
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1969407
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Subsidiaries [Member]
Amendment Flag	false
Entity Central Index Key	0000081100
Entity Registrant Name	PUGET SOUND ENERGY INC
Entity File Number	1-4393
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-0374630
Entity Address, Address Line One	A Washington Corporation
Entity Address, Address Line Two	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	454-6363